EMPLOYEE BENEFIT PLANS - Estimated payment of future benefits (Details) $ in Millions	Dec. 31, 2023 COP ($)
Pension Benefits | 2024
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	$ 15,217
Pension Benefits | 2025
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	15,296
Pension Benefits | 2026
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	15,443
Pension Benefits | 2027
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	15,388
Pension Benefits | 2028
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	15,357
Pension Benefits | 2029 to 2033
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	71,711
Other Benefits | 2024
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	90,557
Other Benefits | 2025
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	83,744
Other Benefits | 2026
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	98,699
Other Benefits | 2027
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	89,188
Other Benefits | 2028
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	98,452
Other Benefits | 2029 to 2033
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	$ 483,520